Warrants	12 Months Ended
Dec. 31, 2023
Warrants
Warrants
12.	Warrants

A summary of warrants outstanding and exercisable as of December 31, 2023 is as follows (in thousands, except as noted):

	Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
	Number	Contractual	Exercise	Number	Exercise
Year Issued	Outstanding	Life	Price	Exercisable	Price
		(in years)	(per share)		(per share)
2018	6	0.2	384.00	6	384.00
2019	14	0.8	275.20	14	275.20
2022	40	4.4	15.20	40	15.20
2023	130	4.6	12.00	130	12.00
	190	4.1	$43.20	190	$43.20